UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-6669

Name of Fund:  Merrill Lynch Fundamental Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Fundamental Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Merrill Lynch Fundamental Growth Fund, Inc.


Schedule of Investments as of May 31, 2006

                                                  Shares
Industry                                            Held    Common Stocks                                               Value
Aerospace & Defense - 5.2%                     1,242,600    Boeing Co. (e)                                        $   103,446,450
                                               1,253,300    Lockheed Martin Corp. (e)                                  90,851,717
                                               1,020,900    United Technologies Corp.                                  63,826,668
                                                                                                                  ---------------
                                                                                                                      258,124,835

Beverages - 1.8%                               1,447,000    PepsiCo, Inc.                                              87,485,620

Biotechnology - 3.8%                           1,808,600    Amgen, Inc. (a)                                           122,243,274
                                               1,047,500    Genzyme Corp. (a)(e)                                       62,326,250
                                                                                                                  ---------------
                                                                                                                      184,569,524

Capital Markets - 2.4%                         2,997,800    The Charles Schwab Corp.                                   49,943,348
                                                 555,500    Franklin Resources, Inc.                                   49,967,225
                                               1,129,600    Janus Capital Group, Inc.                                  20,344,096
                                                                                                                  ---------------
                                                                                                                      120,254,669

Chemicals - 6.5%                               1,529,900    Air Products & Chemicals, Inc.                             99,214,015
                                               1,819,800    E.I. du Pont de Nemours & Co.                              77,396,094
                                               2,017,100    Nalco Holding Co. (a)                                      34,714,291
                                               2,036,500    Praxair, Inc.                                             107,323,550
                                                                                                                  ---------------
                                                                                                                      318,647,950

Communications Equipment - 1.5%                2,232,100    Telefonaktiebolaget LM Ericsson (b)(e)                     71,494,163

Construction & Engineering - 1.0%                324,000    Fluor Corp. (e)                                            28,401,840
                                                 259,600    Jacobs Engineering Group, Inc. (a)                         20,256,588
                                                                                                                  ---------------
                                                                                                                       48,658,428

Diversified Financial Services - 3.7%          2,106,100    Bank of America Corp.                                     101,935,240
                                               1,608,500    Citigroup, Inc.                                            79,299,050
                                                                                                                  ---------------
                                                                                                                      181,234,290

Electrical Equipment - 1.0%                      620,200    Emerson Electric Co.                                       51,178,904

Energy Equipment & Services - 14.8%            1,441,500    Baker Hughes, Inc. (e)                                    124,401,450
                                               1,268,700    Grant Prideco, Inc. (a)                                    60,948,348
                                               1,826,600    Halliburton Co. (e)                                       136,246,094
                                               1,237,000    National Oilwell Varco, Inc. (a)(e)                        81,716,220
                                               2,687,400    Schlumberger Ltd. (e)                                     176,212,818
                                               1,818,200    Transocean, Inc. (a)(e)                                   147,946,934
                                                                                                                  ---------------
                                                                                                                      727,471,864

Health Care Equipment & Supplies - 4.7%        1,572,200    Alcon, Inc.                                               169,923,376
                                               1,186,400    Medtronic, Inc. (e)                                        59,901,336
                                                                                                                  ---------------
                                                                                                                      229,824,712

Health Care Providers & Services - 3.1%          657,100    Sierra Health Services, Inc. (a)                           27,072,520
                                               1,819,300    WellPoint, Inc. (a)                                       130,225,494
                                                                                                                  ---------------
                                                                                                                      157,298,014

Hotels, Restaurants & Leisure - 3.5%           2,725,600    Starbucks Corp. (a)(e)                                     97,167,640
                                                 244,000    Station Casinos, Inc.                                      17,812,000
                                               1,071,400    Yum! Brands, Inc. (e)                                      53,998,560
                                                                                                                  ---------------
                                                                                                                      168,978,200

Household Products - 3.3%                      3,021,600    The Procter & Gamble Co.                                  163,921,800

IT Services - 4.1%                             1,107,800    Cognizant Technology Solutions Corp. (a)(e)                65,360,200
                                                 834,100    Infosys Technologies Ltd.                                  52,489,118
                                               3,580,100    Satyam Computer Services Ltd.                              53,545,224
                                                 736,900    Tata Consultancy Services Ltd.                             28,380,573
                                                                                                                  ---------------
                                                                                                                      199,775,115

Industrial Conglomerates - 7.6%                1,882,900    3M Co. (e)                                                157,523,414
                                               6,272,300    General Electric Co.                                      214,888,998
                                                                                                                  ---------------
                                                                                                                      372,412,412

Internet Software & Services - 2.9%              116,700    Google, Inc. Class A (a)(e)                                43,391,394
                                               3,138,400    Yahoo!, Inc. (a)                                           99,142,056
                                                                                                                  ---------------
                                                                                                                      142,533,450

Life Sciences Tools & Services - 0.3%            281,400    Covance, Inc. (a)(e)                                       16,622,298

Machinery - 4.4%                               1,303,600    Caterpillar, Inc.                                          95,097,620
                                               1,247,800    ITT Industries, Inc.                                       65,072,770
                                               1,921,000    Pall Corp. (e)                                             57,802,890
                                                                                                                  ---------------
                                                                                                                      217,973,280

Media - 1.5%                                   2,434,700    Walt Disney Co. (e)                                        74,258,350

Metals & Mining - 1.0%                           855,900    Rio Tinto Ltd.                                             50,508,410

Oil, Gas & Consumable Fuels - 9.2%             4,577,900    Exxon Mobil Corp.                                         278,839,889
                                                 913,000    Sunoco, Inc.                                               62,622,670
                                               1,767,400    Valero Energy Corp.                                       108,429,990
                                                                                                                  ---------------
                                                                                                                      449,892,549

Pharmaceuticals - 1.3%                           737,900    MGI Pharma, Inc. (a)(e)                                    13,289,579
                                                 880,000    Novartis AG Registered Shares                              48,943,239
                                                                                                                  ---------------
                                                                                                                       62,232,818

Specialty Retail - 2.2%                        4,657,200    Staples, Inc.                                             109,397,628

Textiles, Apparel & Luxury Goods - 2.4%        2,028,000    Coach, Inc. (a)                                            58,974,240
                                                 714,400    Nike, Inc. Class B                                         57,373,464
                                                                                                                  ---------------
                                                                                                                      116,347,704

Tobacco - 1.9%                                 1,269,500    Altria Group, Inc. (e)                                     91,848,325

                                                            Total Common Stocks
                                                            (Cost - $3,796,804,499) - 95.1%                         4,672,945,312



                                              Beneficial
                                                Interest    Short-Term Securities
                                        $    170,682,931    Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I, 4.85% (c)(d)                         170,682,931
                                             691,564,250    Merrill Lynch Liquidity Series, LLC
                                                            Money Market Series, 5.04% (c)(d)(f)                      691,564,250

                                                            Total Short-Term Securities
                                                            (Cost - $862,247,181) - 17.6%                             862,247,181

                                                            Total Investments
                                                            (Cost - $4,659,051,680*) - 112.7%                       5,535,192,493
                                                            Liabilities in Excess of Other Assets - (12.7%)         (625,379,668)
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $ 4,909,812,825
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $  4,662,405,067
                                                   ================
    Gross unrealized appreciation                  $    938,738,912
    Gross unrealized depreciation                      (65,951,486)
                                                   ----------------
    Net unrealized appreciation                    $    872,787,426
                                                   ================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                      $ 115,225,378   $ 4,010,606
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                      $  45,406,900   $   865,916


(d) Represents the current yield as of 5/31/2006.

(e) Security, or a portion of security, is on loan.

(f) Security was purchased with the cash proceeds from securities loans.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Fund, Inc.


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Fund, Inc.


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Fundamental Growth Fund, Inc.


Date: July 21, 2006